Basic and Diluted Net Loss Per Share	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE

NOTE 7:- BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of the Company’s basic and diluted net loss per Ordinary Share:

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
	Unaudited
Numerator:

Net loss attributable to Ordinary Shares as reported	$19,164	$22,862	$10,477	$16,993
Deemed dividend	-	2,114	-	2,114

Net loss applicable to Ordinary shareholders	19,164	24,976	10,477	19,107

Denominator:

Weighted average shares used in computing net loss per Ordinary share, basic and diluted:	18,685,906	659,551	18,747,967	755,289

Ordinary share – basic and dilutive	18,685,906	659,551	18,747,967	755,289

Net loss per Ordinary share, basic and diluted	$1.03	$37.87	$0.56	$25.30